Related Party Transactions (Details) - USD ($) $ in Millions	3 Months Ended
	Nov. 25, 2017	Nov. 26, 2016
Related Party Transaction [Line Items]
Management fee expense		$ 0.4
(Predecessor) | Former Majority Stockholder, Atkins | Majority Shareholder | Management fee
Related Party Transaction [Line Items]
Percent of consolidated adjusted earnings before interest	2.00%
Minimum | (Predecessor) | Former Majority Stockholder, Atkins | Majority Shareholder | Management fee
Related Party Transaction [Line Items]
Management fee minimum	$ 0.9
Maximum | (Predecessor) | Former Majority Stockholder, Atkins | Majority Shareholder | Out-of-pocket expenses
Related Party Transaction [Line Items]
Annual reimbursements for out-of-pocket expenses maximum	$ 0.2